Depositspaid For Acquisition Of Property,Plant and Equipment - Additional Information (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 07, 2020 CNY (¥)	Dec. 07, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	May 23, 2019 CNY (¥)	May 23, 2019 USD ($)
Statement [Line Items]
Capital expenditure contracted for but not provided in the consolidated financial statements in respect of: - acquisition of property, plant and equipment	¥ 92,251,000	$ 14,138,000			¥ 91,166,000
One Purchase Contract [member]
Statement [Line Items]
Capital expenditure contracted for but not provided in the consolidated financial statements in respect of: - acquisition of property, plant and equipment			¥ 1,550,000	$ 237,000
Deposits paid for acquisition of property plant and equipment			465,000	71,000
Hua'an Zhengxing Wheel Co., Ltd. [member]
Statement [Line Items]
Capital expenditure contracted for but not provided in the consolidated financial statements in respect of: - acquisition of property, plant and equipment			¥ 1,550,000	$ 237,000		¥ 152,784,000	$ 23,415,000
Deposits paid for acquisition of property plant and equipment	¥ 61,618,000	$ 9,444,000			¥ 61,618,000